Business combinations	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Business combinations	Business combinations
Capitol Business Combination
As described in Note 1, on March 2, 2021, Old Doma entered into the Agreement with Capitol, a blank check company incorporated in the State of Delaware and formed for the purpose of effecting a merger. Pursuant to the Agreement, a newly formed subsidiary of Capitol was merged with and into Old Doma, and the Business Combination was completed on July 28, 2021. The Business Combination was accounted for as a reverse recapitalization and Capitol was treated as the acquired company for financial statement reporting purposes. Old
Doma was deemed the predecessor for financial reporting purposes and Doma was deemed the successor SEC registrant, meaning that Old Doma’s financial statements for periods prior to the consummation of the Business Combination are disclosed in the financial statements included within this prospectus and will be disclosed in Doma’s future periodic reports. No goodwill or other intangible assets were recorded, in accordance with GAAP. At the Closing Date, Doma received gross cash consideration of $345.0 million as a result of the reverse recapitalization from Capitol’s trust account, which was then reduced by the redemption of Class A common stock of $294.9 million. In addition, existing Old Doma stockholders and option holders received cash payments from the settlement of the net proceeds of the Business Combination totaling $20.1 million.
In connection with the Business Combination, Capitol entered into subscription agreements with certain investors, whereby Doma issued 30,000,000 shares of common stock at $10.00 per share for an aggregate purchase price of $300.0 million (the “PIPE Investment”), which closed simultaneously with the consummation of the Business Combination.
Upon the Closing Date, holders of Old Doma common stock, par value $0.0001 per share (“Old Doma Common Stock”) received shares of our common stock in an amount determined by the exchange ratio of approximately 5.994933 to 1 (the “Exchange Ratio”), which was based on the implied price per share prior to the Business Combination established within the Agreement. Reported shares and earnings per share available to holders of Old Doma’s Common Stock, prior to the Business Combination, have been retroactively restated reflecting the Exchange Ratio. Applicable share activity within the statement of changes in stockholder’s equity were also retroactively converted to our common stock at the Exchange Ratio.
Old Doma recorded the net assets acquired from Capitol. The total estimated transaction costs directly attributable to the Business Combination are approximately $67.0 million, of which $66.0 million have been paid, consisting of advisory, legal, share registration and other professional fees. $12.1 million of these fees represent underwriter fees incurred by Capitol prior to the Business Combination related to their initial public offering.
Immediately after giving effect to the Business Combination and the PIPE Investment, there were 321,461,822 shares of common stock outstanding, which excludes the 1,325,664 of Sponsor Covered Shares. The Company is authorized to issue 2,000,000,000 shares of common stock having a par value of $0.0001 per share. Additionally, the Company is authorized to issue 100,000,000 shares of preferred stock having a par value of $0.0001 per share. As of December 31, 2021, there were 323,347,806 and 0 shares of common stock and preferred stock issued and outstanding, respectively, which excludes the 1,325,664 of Sponsor Covered Shares.
On December 4, 2020, Capitol consummated its initial public offering, which included the issuance of 11,500,000 redeemable warrants (the “Public Warrants”). Simultaneously with the closing of the initial public offering, Capitol completed the private sale of 5,833,333 warrants (the “Private Placement Warrants”). These Warrants remain outstanding following the Business Combination and each whole warrant entitles the holder to purchase one share of our common stock at a price of $11.50 (see Note 20 for additional information).
Immediately after the Closing Date, 20% of the aggregate of our common stock held by certain investors (collectively, the “Sponsor”) became subject to vesting, contingent upon the price of our common stock exceeding certain thresholds. The Sponsor Covered Shares will vest in two tranches: (i) one-half of such shares shall vest if the last reported sale price of the common stock equals or exceeds $15.00 for any 20 trading days within any 30-day trading period ending on or before the tenth anniversary of the Closing Date, and (ii) one-half of such shares shall vest if the last reported sale price of the common stock equals or exceeds $17.50 for any 20 trading days within any 30-day trading period ending on or before the tenth anniversary of the Closing Date. The Sponsor is also entitled to the Sponsor Covered Shares if a covered strategic transaction or change in control, as defined by the sponsor support agreement dated as of March 2, 2021 (the “Sponsor Support Agreement”) by and among the sponsors named thereto, Capitol and Old Doma, occurs prior to the ten (10)-year anniversary of the Closing Date. As of December 31, 2021, the Sponsor Covered Shares were legally outstanding; however, since none of the conditions were met, no related shares are included in the Company’s consolidated balance sheets and consolidated statement of changes in stockholders’ equity or for the purposes of calculating earnings per share.
Also following the Closing Date, the Sellers have the contingent right to receive up to an additional number of shares equal to 5% of the sum of (i) the aggregate number of outstanding shares of our common stock (including restricted common stock, but excluding Sponsor Covered Shares), plus (ii) the maximum number of shares underlying our options that are vested and the maximum number of shares underlying warrants to purchase shares of Doma common stock issued as replacement warrants for Old Doma warrants, in each case of these clauses (i) and (ii), as of immediately following the Closing Date (the “Seller Earnout Shares”). The Seller Earnout Shares are contingently issuable to the Sellers in two tranches: (i) one-half of such shares shall be issued if the last reported sale price of the common stock equals or exceeds $15.00 for any 20 trading days within any 30-day trading period ending on or before the fifth anniversary of the Closing Date, and (ii) one-half of such shares shall be issued if the last reported sale price of the common stock equals or exceeds $17.50 for any 20 trading days within any 30-day trading period ending on or before the fifth anniversary of the Closing Date. Since none of the conditions of the Seller Earnout Shares were met as of December 31, 2021, no related shares are included in the Company’s consolidated statements of changes in stockholders’ equity as of December 31, 2021 or for purposes of calculating earnings per share.
North American Title Acquisition
On January 7, 2019, we completed the North American Title Acquisition for a total consideration transferred of $171.7 million.
The following table presents additional information on total consideration transferred:

Issuance of Series A-1 preferred stock	$50,142
Issuance of Series A-1 preferred stock warrants	34,473
Note payable issued to NATG	87,000
Assumption of NATG debt	65
Total consideration transferred	$171,680
The North American Title Acquisition was accounted for as a business combination using the acquisition method of accounting in accordance with Business Combinations (“ASC 805”). Under ASC 805, the total consideration transferred or purchase price is allocated to the estimated fair value of the tangible and identifiable intangible assets acquired less liabilities assumed at the date of the North American Title Acquisition. The Company’s transaction costs of $0.8 million were reported in other operating expenses in the consolidated statements of operations for the year ended December 31, 2019. Fair value measurements have been applied based on assumptions that the Company believes market participants would use in the pricing of the asset or liability.
The following table sets forth the purchase price allocation, as of the acquisition date:

Cash	$35,704	Accounts payable	$(9,409)
Restricted cash	1,566	Accrued expenses and other liabilities	(12,218)
Investments	61,398	Liability for loss and loss adjustment expenses	(59,266)
Receivables	15,239	Total liabilities assumed	$(80,893)
Fixed assets	1,659
Prepaid expenses, deposits and other assets	2,197
Title plants	16,993	Net identifiable assets acquired	$59,734
Trade names	5,871	Goodwill	111,946
Total identifiable assets acquired	$140,627	Total consideration transferred	$171,680
The goodwill resulting from the North American Title Acquisition largely consists of the Company’s expected future synergies from combining the Acquired Business with Old Doma. Part of the transaction was treated as an asset purchase for income tax purposes and resulted in tax-deductible goodwill.
Total revenues included in the consolidated statement of operations as of December 31, 2019 attributable to the Acquired Business were $355.9 million. The disclosure of net loss attributable to the Acquired Business for the year ended December 31, 2019 is impracticable given the level of integration achieved in 2019.